RELATED PARTY TRANSACTIONS (Details 1) - Loans Payable - Related Party [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	$ 1,293,472	$ 1,629,246	$ 1,026,264
Proceeds	526,612	6,377,156	725,563
Payments	(449,643)	(133,552)	(149,695)
Conversion of debt	0	(6,000,000)
Settlement of lawsuit	0	(600,000)	0
Foreign currency translations	(88,639)	20,623	27,114
Ending Balance	$ 1,281,802	$ 1,293,472	$ 1,629,246